11. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Net tax effect of IRS regulations on life insurance subsidiary		(1.50%)	(2.30%)
Tax effect of S corporation status	(20.70%)	(20.50%)	(17.00%)
Tax exempt income	(2.60%)	(2.40%)	(3.00%)
Effective Income Tax Rate, Continuing Operations	10.70%	9.60%	11.70%